Equity - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions			3 Months Ended		9 Months Ended
	Mar. 13, 2020	Dec. 19, 2019	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of classes of share capital [line items]
Percentages of risk-weighted assets decrease in domestic stability buffer	1.25%
Dividend reinvestment plan [member] | Discount at 2% [member]
Disclosure of classes of share capital [line items]
Common shares at a discount			10		10
Dividend reinvestment plan [member] | Discount at 0% [member]
Disclosure of classes of share capital [line items]
Common shares at a discount				1	2	4
Bottom of range [member] | Dividend reinvestment plan [member]
Disclosure of classes of share capital [line items]
Percentage of discount reinvestment of dividend in to common shares					0.00%
Top of range [member] | Dividend reinvestment plan [member]
Disclosure of classes of share capital [line items]
Percentage of discount reinvestment of dividend in to common shares					5.00%
Normal Course Issuer Bid [member] | Share repurchase program December 24, 2019 to December 23, 2020 [member]
Disclosure of classes of share capital [line items]
Maximum number of shares approved for repurchase		30
Normal Course Issuer Bid [member] | Share repurchase program June 18, 2019 to December 23, 2019 [member]
Disclosure of classes of share capital [line items]
Common shares repurchase programs					12
Repurchased average price per share					$ 70.55
Repurchases amount					$ 847